Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

COMMON STOCKS - 96.69%	Shares	Value
Aerospace/Defense - 1.17%
Raytheon Technologies Corp.	8,844	$824,349

Applications Software - 6.78%
Microsoft Corp.	17,000	4,772,580

Brewery - 1.81%
Constellation Brands, Inc.	5,179	1,275,640

Broadcasting (except Internet) - 2.63%
Westlake Chemical Corp.	19,001	1,849,557

Computers - 2.02%
Apple, Inc.	8,730	1,418,712

Consumer Products - Miscellaneous - 3.22%
Kimberly-Clark Corp.	17,203	2,267,183

Diagnostic Equipment - 3.32%
Thermo Fisher Scientific, Inc.	3,900	2,333,799

Diversified Manufacturing - 5.32%
Parker-Hannifin Corp.	12,950	3,743,716

Electronic Components - Semiconductor - 11.75%
Advanced Micro Devices, Inc.*	43,085	4,070,240
Intel Corp.	12,175	442,074
Texas Instruments, Inc.	21,000	3,756,690
		8,269,004

Fiduciary Banks - 0.74%
Bank of New York Mellon Corp.	11,937	518,782

Finance-Investment Banker/Broker - 5.14%
Charles Schwab Corp.	52,400	3,618,220

Industrial Automation/Robot - 5.82%
Rockwell Automation, Inc.	16,050	4,097,244

Instruments - Controls - 5.00%
Honeywell International, Inc.	18,300	3,522,018

Insurance Brokers - 7.12%
Arthur J. Gallagher & Co.	28,000	5,011,720

Investment Management/Advisor Services - 1.36%
Apollo Global Management, Inc.	16,801	959,337

Lasers - Systems/Components - 3.23%
II-VI, Inc.*	43,150	2,271,416

Machinery-Farm - 0.22%
Deere & Co.	458	157,177

Medical - Drugs - 3.49%
Bristol-Meyers Squibb Co.	23,303	1,719,295
Merck & Co., Inc.	8,222	734,554
		2,453,849

Medical Instruments - 3.54%
Medtronic PLC#	26,900	2,488,788

Medical Products - 4.95%
Abbott Laboratories	32,000	3,482,880

Pipelines - 0.52%
Kinder Morgan, Inc.	20,248	364,262

Private Equity - 1.50%
BlackStone Group, Inc.	10,319	1,053,260

Retail - Apparel/Shoes - 0.91%
Lululemon Athletica, Inc.*	2,055	638,098

Retail - Building Products - 1.29%
Lowes Cos., Inc.	4,754	910,534

Retail - Discount - 2.02%
Target Corp.	8,700	1,421,406

Retail - Restaurants - 0.33%
Starbucks Corp.	2,714	230,093

Super-Regional Banks - U.S. - 4.83%
PNC Financial Services Group, Inc.	20,500	3,401,770

Telecommunication Equipment - 3.07%
Ciena Corp.*	41,893	2,161,679

Telephone - Integrated - 2.48%
Verizon Communications, Inc.	37,800	1,745,982

Web Portals/ISP - 1.11%
Alphabet, Inc. - Class A*	6,720	781,670
TOTAL COMMON STOCKS (Cost $29,950,888)		68,044,725

REIT: 1.49%
Real Estate: 1.49%
Digital Realty Trust, Inc.	7,925	1,049,666
TOTAL REIT (Cost $1,030,973)		1,049,666

MONEY MARKET FUND - 1.63%
Money Market Fund - 1.63%
Invesco STIT-Government & Agency Portfolio - Institutional Class, 1.64%†	1,147,076	1,147,076
TOTAL MONEY MARKET FUND (Cost $1,147,076)		1,147,076

Total Investments (Cost $32,128,937) - 99.81%		70,241,467
Other Assets in Excess of Liabilities - 0.19%		130,290
NET ASSETS - 100.00%		$70,371,757

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at July 31, 2022.
REIT - Real Estate Investment Trust

Fort Pitt Capital Total Return Fund
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,849,557	$-	$-	$1,849,557
Communications	4,689,331	-	-	4,689,331
Consumer, Cyclical	3,200,131	-	-	3,200,131
Consumer, Non-cyclical	14,302,139	-	-	14,302,139
Energy	364,262	-	-	364,262
Financial	14,563,089	-	-	14,563,089
Industrial	14,615,919	-	-	14,615,919
Technology	14,460,297	-	-	14,460,297
Total Common Stocks	68,044,725	-	-	68,044,725
REIT	1,049,666	-	-	1,049,666
Money Market Fund	1,147,076	-	-	1,147,076
Total Investments	$70,241,467	$-	$-	$70,241,467

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.